NONCONTROLLING INTERESTS - Summary of Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Decrease From Dividends To Joint Venture			$ 27
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at beginning of period	$ 569	$ 1,608	1,597
Net income attributable to noncontrolling interests	28	102	155
Distributions to noncontrolling interests 1	(50)	(27)	(168)	[1]
Cumulative translation adjustments	0	12	(39)
Spin-off of Dow and Corteva	0	(1,124)	0
Other	19	(2)	2
Balance at end of period	566	569	1,608
Dow And DuPont Merger
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interests from DWDP Merger	$ 0	$ 0	$ 61

[1]	Net of dividends paid to a joint venture, which were reclassified to "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations, totaled $27 million for the year ended December 31, 2018.